Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net Income	$ 1,498,000	$ 1,271,000
Other Comprehensive Income (Loss):
Unrealized losses on investment securities available for sale	(39,000)	(39,000)
Income tax effect	13,000	13,000
Reclassification adjustment for losses on sale of investment securities included in net income		75,000
Income tax effect		(25,000)
Net other comprehensive (loss) income	(26,000)	24,000
Total Comprehensive Income	$ 1,472,000	$ 1,295,000